SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2013
SHORT-TERM LOAN
SHORT-TERM LOAN

12.                   SHORT-TERM LOAN

In June, 2013, the Company entered into a short-term loan arrangement with Hong Kong and Shanghai Banking Corporation Limited (Hong Kong) for the working capital of one of its subsidiaries. The commitment of the loan amounts to RMB60 million (US$10 million), with an interest rate of 5.6% per annum and a maturity term of six months. The loan was renewed in December 2013, at an interest rate of 6.72%. The total amount of RMB60 million (US$10 million) fixed deposit from the Company has been pledged to secure the loan in June 2013, which is recorded as restricted cash in the consolidated balance sheets.